Debt (Details) - Schedule of carrying value convertible notes consisted - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of carrying value convertible notes consisted [Abstract]
Principal amount	$ 81,300	$ 61,300	$ 59,689
Accrued and unpaid interest	20,673	17,287	11,230
Unamortized debt discount	(483)	(676)
Conversion of convertible notes payable into Series D redeemable convertible preferred stock	(3,360)
Total	$ 98,130	$ 77,911	$ 70,919